Shareholders Equity (Unaudited) (USD $)	Shares	Additional Paid-In Capital	Subscription	Deficit	Total
Beginning Balance at Dec. 31, 2008	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Dec. 31, 2008	0
Net Loss	0	0	0	0	0
Ending Balance at Dec. 31, 2009	35	149,015	0	(177,200)	(28,150)
Balance (in Shares) at Dec. 31, 2009	3,515,000
Net Loss	0	0	0	(26,912)	(26,912)
Ending Balance at Dec. 31, 2010	35	149,015	0	(204,112)	(55,062)
Balance (in Shares) at Dec. 31, 2010	3,515,000				3,515,000
Shares issued as dividend	387	(387)	0	0	0
Shares issued as dividend (Shares)	38,665,000
Cancellation of shares	(267)	267	0	0	0
Cancellation of shares (Shares)	(26,660,000)
Shares issued for asset acquisition	133	1,617,887	0	0	1,618,020
Shares issued for asset acquisition (Shares)	13,280,000
Shares issued pursuant to $1 Unit offer	10	1,024,990	0	0	1,025,000
Shares issued pursuant to $1 Unit offer (Shares)	1,025,000
Shares issued for services	1	53,444	0	0	53,445
Shares issued for services (Shares)	70,000
Accounts payable settled with $0.50 Units	1	58,337	0	0	58,338
Accounts payable settled with $0.50 Units (Shares)	116,667
Shares issued pursuant to $0.50 Unit offer	10	499,990	0	0	500,000
Shares issued pursuant to $0.50 Unit offer (Shares)	1,000,000
Subscriptions	0	0	120,000	0	120,000
Subscription (Shares)	0
Net Loss	0	0	0	(914,758)	(914,758)
Ending Balance at Dec. 31, 2011	310	3,403,543	120,000	(1,118,870)	2,404,983
Balance (in Shares) at Dec. 31, 2011	31,011,667				31,011,667
Shares issued pursuant to $0.30 Unit Private Placement received in 2011	4	119,996	(120,000)	0	0
Shares issued pursuant to $0.30 Unit Private Placement received in 2011 (Shares)	400,000
Accounts payable settled with $0.30 Units	3	92,897	0	0	92,897
Accounts payable settled with $0.30 Units (Shares)	309,664
Accrued expenses settled with shares	0	6,579	0	0	6,579
Accrued expenses settled with shares (Shares)	11,667
Shares issued for services and prepaid expenses	4	204,996	0	0	205,000
Shares issued for services and prepaid expenses (Shares)	427,571
Shares issued pursuant to $0.30 unit private placement	29	856,971	0	0	857,000
Shares issued pursuant to $0.30 unit private placement (Shares)	2,856,666
Stock based compensation	0	477,079	0	0	477,079
Stock based compensation (Shares)	0
Share issuance costs	0	(17,000)	0	0	(17,000)
Share issuance costs (Shares)	0
Net Loss					(1,392,982)
Ending Balance at Jun. 30, 2012	$ 350	$ 5,144,361	$ 160,000	$ (2,493,853)	$ 2,792,858
Balance (in Shares) at Jun. 30, 2012	35,017,235				35,017,235